SUPPLEMENT DATED NOVEMBER 17, 2020 TO THE FOLLOWING

PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2020

New York Life Access Variable Annuity

New York Life Elite Variable Annuity

New York Life Essentials Variable Annuity

New York Life Flexible Premium Variable Annuity

New York Life Flexible Premium Variable Annuity II

New York Life Flexible Premium Variable Annuity III

New York Life Premium Plus Elite Variable Annuity

New Your Life Premier Variable Annuity-FP Series

New York Life Premier Variable Annuity

New York Life Premier Variable Annuity II

New York Life Premier Plus Variable Annuity

New York Life Premier Plus Variable Annuity II

New York Life Premium Plus Variable Annuity

New York Life Premium Plus II Variable Annuity

New York Life Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2019

New York Life Complete Access Variable Annuity New York Life Income Plus Variable Annuity	New York Life Complete Access Variable Annuity II New York Life Income Plus Variable Annuity II

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2009

New York Life Longevity Benefit Variable Annuity	New York Life Select Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008

New York Life (formerly Mainstay) Access Variable Annuity New York Life (formerly MainStay) Plus Variable Annuity New York Life (formerly MainStay) Plus II Variable Annuity	New York Life (formerly MainStay) Premium Plus Variable Annuity New York Life (formerly MainStay) Premium Plus II Variable Annuity New York Life (formerly MainStay) Select Variable Annuity

INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS

NYLIAC Variable Annuity Separate Account-I NYLIAC Variable Annuity Separate Account-II	NYLIAC Variable Annuity Separate Account-III NYLIAC Variable Annuity Separate Account-IV

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the variable annuity policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

The purpose of this supplement is to notify you that, effective November 23, 2020 (the “Effective Date”), when you make Separate Account transfers initiated through the pre-authorized Automatic Asset Rebalancing, Automatic Asset Reallocation or Dollar Cost Averaging Advantage Account programs (as applicable to your policy), a summary of those automatic policy transactions will now only appear on your quarterly statement. NYLIAC will no longer provide an immediate confirmation statement after such pre-authorized, automatic transactions.

To reflect this change, as of the Effective Date, the existing section of your Prospectus entitled “Records and Reports” will be deleted and replaced with the following:

NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports (or, if permitted, notice of online availability of reports)

containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. However, when we (i) process automatic rebalancing transactions through AAR, (ii) process automatic, pre-scheduled transfers from the DCA Advantage Account, (iii) receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks, (iv) receive payments forwarded by your employer, or (v) receive other payments made by pre-authorized deductions to which we agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive an immediate confirmation statement after each such transaction. If you feel a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. You must provide us with the nature of the error, the date of the error and any other relevant details. It is important that you review your confirmation and quarterly statements carefully and promptly report any errors and discrepancies to us, preferably within fifteen (15) days of the date of the statement in question. It is important that you inform us of an address change so that you can receive these policy statements. In the event your statement is returned from the U.S. Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. In addition, no new service requests can be processed until a valid current address is provided.

The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010